Schedule of Accounts Receivable (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Accounts receivable		$ 7,028	$ 10,895
Less: allowance for discounts and returns		(235)	(2,525)
Less: allowance for doubtful accounts		(405)	(882)
Accounts receivable, net	$ 9,277	$ 6,388	$ 7,488